Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Base Percentage Used To Calculate Minimum Taxable Income					3.00%
Special Additional Tax Rate Description					A CREE Tax based on taxable income also applies at a rate of 9% to certain taxpayers including the Company. Prior to the reform, the CREE Tax would only apply for years 20132015. The reform makes the CREE tax rate of 9% permanent and an additional CREE Surtax will also apply for the years 2015 through 2018 at varying rates
Effective Income Tax Rate Reconciliation, Percent, Total	52.90%	13.60%	73.50%	50.10%	29.60%	28.30%
Non Deductible Income Loss, Fair Value Adjustment Warrant Liability	$ 3,100	$ 6,800	$ 14,500	$ 6,800	$ 3,744
Income Tax Examination, Increase (Decrease) in Liability from Prior Year					$ 286
CREE Tax [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Percent, Total			9.00%		9.00%
Income Tax [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Percent, Total			25.00%		25.00%
Income Tax [Member] | Minimum [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Percent, Total					34.00%
Income Tax [Member] | Maximum [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Percent, Total					39.00%
COLOMBIA
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Percent, Total					29.60%